Partners' Capital (Details Textuals) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended							9 Months Ended	12 Months Ended
	Feb. 10, 2017	Jan. 09, 2017	Feb. 03, 2017	Jan. 31, 2017	Nov. 30, 2016	Aug. 31, 2016	Jan. 31, 2016	Nov. 30, 2015	Aug. 31, 2014	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Net Proceeds from Issuance of Common Limited Partners Units											$ 614,000	$ 59,000	$ 55,000
Parent, general partner ownership percentage											2.00%	2.00%	2.00%
Days after the end of each quarter to receive cash distributions											45 days
Percentage of outstanding units voting as a single class to remove general partner											66.67%
Dividend Reinvestment Program [Member]
Business Acquisition [Line Items]
Shares Issued, Price Per Share					$ 32.92
Private Placement [Member]
Business Acquisition [Line Items]
Net Proceeds from Issuance of Common Limited Partners Units						$ 250,000
Partners' Capital Account, Units, Sold in Private Placement						6,975,446
Equity Distribution Agreement [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Units, Sale of Units					3,254,958		18,643	1,790,840	1,080,448
Offering Costs, Partnership Interests					$ 1,200		$ 4	$ 592	$ 554
Net Proceeds from Issuance of Common Limited Partners Units					115,000		$ 414	$ 59,000	$ 55,000
Subsequent Event [Member] | Financial Repositioning [Member]
Business Acquisition [Line Items]
Net Proceeds from Issuance of Common Limited Partners Units	$ 50,000	$ 10,000
Partners' Capital Account, Units, Sold in Private Placement			59,000,000
Williams Companies Inc [Member]
Business Acquisition [Line Items]
Parent, general partner ownership percentage											2.00%
Williams Companies Inc [Member] | Dividend Reinvestment Program [Member]
Business Acquisition [Line Items]
Net Proceeds from Issuance of Common Limited Partners Units					250,000
Williams Companies Inc [Member] | Subsequent Event [Member] | Financial Repositioning [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Units, Sale of Units		277,000		289,000,000
Net Proceeds from Issuance of Common Limited Partners Units	$ 50,000			$ 10,000
Parent, general partner ownership percentage				2.00%
Partners' Capital Account, Units, Sold in Private Placement			59,000,000
Shares Issued, Price Per Share			$ 36.08586
Financial Repositioning [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Units, Sale of Units		277,000		289,000,000
Dividend Reinvestment Program [Member]
Business Acquisition [Line Items]
Net Proceeds from Issuance of Common Limited Partners Units					$ 260,000
Partners' Capital Account, Units, Sold in Private Placement					7,891,414
Duration Of Trading Days										5 days
Discount Rate For Shares Purchased										2.50%